UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané Tyler, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1.   Report to Stockholders.

# COHEN & STEERS
# Global Realty Majors ETF

*An ALPS Advisors, Inc. Solution*

ALPS ETF Trust

## SEMI-ANNUAL REPORT

5.31.12

1
Semi-Annual (Unaudited) | May 31, 2012

PERFORMANCE OVERVIEW
May 31, 2012 (Unaudited)

FUND DESCRIPTION

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the Cohen & Steers Global Realty Majors Index (the “Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI.” The Fund will normally invest substantially all of its assets in the 75 stocks that comprise the Cohen & Steers Global Realty Majors Index. The Fund began trading on May 9, 2008.

The Index is a free-float, market-cap-weighted total return index of selected real estate equity securities maintained by Cohen & Steers. It is quoted intraday on a real-time basis by the Chicago Mercantile Exchange under the symbol GRM. The Index’s free-float market capitalization approach and qualitative screening process emphasize companies that the Cohen & Steers Index Committee believes are leading the securitization of real estate globally.

PERFORMANCE OVERVIEW

For the six months ended May 31, 2012 the Fund’s market price increased 6.74% and the Fund’s net asset value (“NAV”) increased 8.20%. Over the same time period the Fund’s benchmark increased 8.65%.

Average Annual Total Return as of May 31, 2012

	1 Year	3 Year	Since Inception*
Fund Performance
NAV	-6.30%	17.15%	-4.48%
Market Price**	-6.62%	17.27%	-4.42%
Index Performance
Cohen & Steers Global Realty Majors Portfolio Index	-5.67%	18.05%	-3.62%
FTSE EPRA/NAREIT Developed Real Estate Index	-6.28%	17.03%	-3.51%
S&P 500® Total Return Index	-0.41%	14.92%	-0.30%

Total Expense Ratio (per the current prospectus) 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

2
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PERFORMANCE OVERVIEW
May 31, 2012 (Unaudited)

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund Inception 5/7/08.

**	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Portfolio Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

GROWTH OF $10k as of May 31, 2012

Comparison of Change in Value of $10,000 Investment in Cohen & Steers Global Realty Majors ETF and Cohen & Steers Global Realty Majors Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3
Semi-Annual (Unaudited) | May 31, 2012

PERFORMANCE OVERVIEW
May 31, 2012 (Unaudited)

TOP 10 HOLDINGS (as a % of Net Assets)* as of May 31, 2012

Simon Property Group, Inc.	4.04%
Mitsubishi Estate Co., Ltd.	3.62
Public Storage	3.57
Westfield Group	3.51
Equity Residential	3.45
Sun Hung Kai Properties, Ltd.	3.27
Ventas, Inc.	3.19

HCP, Inc.	3.14%
Boston Properties, Inc.	2.87
Vornado Realty Trust	2.85
Percent of Net Assets In Top Ten Holdings:	33.51%

*	Future holdings are subject to change.

GEOGRAPHIC BREAKDOWN**

United States	50.50%
Hong Kong	12.85
Australia	9.12
Japan	8.92
United Kingdom	5.81
France	4.14
Singapore	3.61

Canada	2.31%
Netherlands	0.95
Brazil	0.88
Switzerland	0.55
Sweden	0.36

**	% of Total Investments

4
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DISCLOSURE OF FUND EXPENSES
May 31, 2012 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at December 1, 2011, and held through the period ended May 31, 2012.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/01/11	Ending Account Value 5/31/12	Expense Ratio(a)	Expenses Paid During the Period 12/01/11-5/31/11(b)
Actual	$1,000.00	$1,082.00	0.55%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	0.55%	$2.78

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

5
Semi-Annual (Unaudited) | May 31, 2012

SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.54%)
Australia (9.08%)
CFS Retail Property Trust	276,206	$503,663
Dexus Property Group	569,213	518,982
Goodman Group	161,645	529,942
GPT Group	196,783	618,418
Mirvac Group	401,741	479,293
Stockland Trust Group	273,114	845,053
Westfield Group	249,672	2,201,319

		5,696,670

Brazil (0.88%)
BR Malls Participacoes SA	50,000	549,749

Canada (2.30%)
Boardwalk Real Estate Investment Trust	4,609	261,064
Dundee Real Estate Investment Trust	9,947	345,908
RioCan Real Estate Investment Trust	32,459	836,701

		1,443,673

France (4.11%)
Gecina SA	3,072	260,569
ICADE*	2,692	207,933
Klepierre	10,953	339,248
Unibail-Rodamco	10,742	1,774,468

		2,582,218

Hong Kong (12.79%)
China Overseas Land & Investment, Ltd.	452,000	944,670
China Resources Land, Ltd.	234,500	442,359
Hang Lung Properties, Ltd.	237,000	755,813
Henderson Land Development Co., Ltd.	108,000	544,116
Hongkong Land Holdings, Ltd.	138,000	772,800
The Link Real Estate Investment Trust	266,664	1,023,933
Sino Land Co., Ltd.	406,000	560,804
Sun Hung Kai Properties, Ltd.	181,000	2,050,020
The Wharf Holdings, Ltd.	177,700	928,472

		8,022,987

Japan (8.88%)
Mitsubishi Estate Co., Ltd.	146,000	2,269,642
Mitsui Fudosan Co., Ltd.	98,000	1,634,687
Nippon Building Fund, Inc.	65	592,680
Sumitomo Realty & Development Co., Ltd.	51,000	1,071,836

		5,568,845

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SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Security Description	Shares	Value

Netherlands (0.95%)
Corio N.V.	11,011	$456,632
Eurocommercial Properties N.V.	4,201	137,364

		593,996

Singapore (3.59%)
Ascendas Real Estate Investment Trust	215,066	342,103
CapitaLand, Ltd.	305,000	601,125
CapitaMall Trust	320,347	451,158
City Developments, Ltd.	55,000	424,636
Global Logistic Properties, Ltd.*	270,000	435,771

		2,254,793

Sweden (0.36%)
Castellum AB	20,234	226,807

Switzerland (0.55%)
PSP Swiss Property AG*	4,090	345,130

United Kingdom (5.78%)
British Land Co., Plc	104,382	775,986
Capital Shopping Centres Group Plc	70,432	334,756
Derwent London Plc	9,610	257,959
Great Portland Estates Plc	36,867	214,265
Hammerson Plc	82,972	532,280
Land Securities Group Plc	91,179	994,998
Segro Plc	87,447	286,955
Shaftesbury Plc	29,452	228,922

		3,626,121

United States (50.27%)
Alexandria Real Estate Equities, Inc.	7,288	498,936
American Campus Communities, Inc.	8,716	382,632
AvalonBay Communities, Inc.	11,274	1,575,542
Boston Properties, Inc.	17,487	1,799,937
Brookfield Office Properties, Inc.	25,436	425,799
Camden Property Trust	9,268	603,439
Corporate Office Properties Trust	8,461	186,227
Digital Realty Trust, Inc.	12,680	897,364
Douglas Emmett, Inc.	16,292	348,649
Duke Realty Corp.	30,501	422,134
Equity Residential	35,377	2,161,535
Essex Property Trust, Inc.	4,060	610,868
Federal Realty Investment Trust	7,495	736,609

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Semi-Annual (Unaudited) | May 31, 2012

SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Security Description	Shares	Value

United States (continued)
General Growth Properties, Inc.	69,454	$1,163,354
HCP, Inc.	48,314	1,973,144
Health Care REIT, Inc.	24,798	1,375,545
Host Hotels & Resorts, Inc.	83,466	1,273,691
Kimco Realty Corp.	47,773	857,525
Liberty Property Trust	13,602	471,581
The Macerich Co.	15,417	879,540
ProLogis	54,086	1,729,670
Public Storage	16,767	2,237,891
Regency Centers Corp.	10,503	460,136
Simon Property Group, Inc.	17,204	2,537,934
SL Green Realty Corp.	10,161	762,177
Tanger Factory Outlet Centers	10,700	331,807
UDR, Inc.	26,371	683,009
Ventas, Inc.	34,067	2,003,821
Vornado Realty Trust	21,795	1,785,446
Weingarten Realty Investors	14,243	364,336

		31,540,278

TOTAL COMMON STOCKS (Cost $60,093,118)		62,451,267

TOTAL INVESTMENTS (99.54%) (Cost $60,093,118)		62,451,267

NET OTHER ASSETS AND LIABILITIES (0.46%)		291,497

NET ASSETS (100.00%)		$62,742,764

*	Non-income producing security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

8
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STATEMENT OF ASSETS & LIABILITIES
May 31, 2012 (Unaudited)

ASSETS:
Investments, at value	$62,451,267
Cash	226,026
Foreign currency, at value (Cost $21,169)	21,173
Foreign tax reclaims	9,091
Interest and dividends receivable	65,328

Total Assets	62,772,885

LIABILITIES:
Payable to advisor	30,121

Total Liabilities	30,121

NET ASSETS	$62,742,764

NET ASSETS CONSIST OF:
Paid-in capital	$63,962,227
Overdistributed net investment income	(298,003)
Accumulated net realized loss on investments and foreign currency transactions	(3,280,552)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,359,092

NET ASSETS	$62,742,764

INVESTMENTS, AT COST	$60,093,118

PRICING OF SHARES
Net Assets	$62,742,764
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,800,000
Net Asset Value, offering and redemption price per share	$34.86

See Notes to Financial Statements.	9
Semi-Annual (Unaudited) | May 31, 2012

STATEMENT OF OPERATIONS

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)
INVESTMENT INCOME:
Dividends(b)	$ 1,138,614	$ 1,697,951

Total Investment Income	1,138,614	1,697,951

EXPENSES:
Investment advisory fee	162,120	261,699

Total Net Expenses	162,120	261,699

NET INVESTMENT INCOME	976,494	1,436,252

Net realized gain on investments	28,251	777,361
Net realized loss on foreign currency transactions	(1,800)	(5,226)
Net change in unrealized appreciation/(depreciation) on investments	2,747,203	(5,846,321)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,404	(1,971)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	2,775,058	(5,076,157)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,751,552	$(3,639,905)

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Net of foreign withholding tax of $56,137 and $77,454, respectively.

10	See Notes to Financial Statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010
OPERATIONS:
Net investment income	$976,494	$1,436,252	$1,104,720
Net realized gain/(loss) on investments and foreign currency transactions	26,451	772,135	(961,629)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	2,748,607	(5,848,292)	5,070,740

Net increase/(decrease) in net assets resulting from operations	3,751,552	(3,639,905)	5,213,831

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(546,480)	(1,593,186)	(1,865,795)

Total distributions	(546,480)	(1,593,186)	(1,865,795)

SHARE TRANSACTIONS:
Proceeds from sale of shares	10,836,059	19,906,094	26,743,914
Cost of shares redeemed	(1,716,387)	(6,881,318)	(68,866)

Net increase from share transactions	9,119,672	13,024,776	26,675,048

Net increase in net assets	12,324,744	7,791,685	30,023,084

NET ASSETS:
Beginning of year	50,418,020	42,626,335	12,603,251

End of period*	$62,742,764	$50,418,020	$42,626,335

*Including overdistributed net investment income of:	$(298,003)	$(728,017)	$(1,044,296)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	1,550,000	1,200,000	402,000
Shares sold	300,000	550,000	800,000
Shares redeemed	(50,000)	(200,000)	(2,000)

Shares outstanding, end of period	1,800,000	1,550,000	1,200,000

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

See Notes to Financial Statements.	11
Semi-Annual (Unaudited) | May 31, 2012

	For the Six Months Ended May 31, 2012 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$32.53

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.59	(b)
Net realized and unrealized gain/(loss) on investments	2.07

Total from Investment Operations	2.66

LESS DISTRIBUTIONS:
From net investment income	(0.33)

Total Distributions	(0.33)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.33

NET ASSET VALUE, END OF PERIOD	$34.86

TOTAL RETURN(C)	8.20%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$62,743

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.31	%(d)
Operating expenses including reimbursement/waiver	0.55	%(d)
Operating expenses excluding reimbursement/waiver	0.55	%(d)
PORTFOLIO TURNOVER RATE(e)	1%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

12	See Notes to Financial Statements.
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FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period May 7, 2008 (Inception) through December 31, 2008
$ 35.52	$31.35	$25.06	$50.00

0.97(b)	1.43 (b)	0.98	0.47
(2.87)	4.68	7.00	(24.92)

(1.90)	6.11	7.98	(24.45)

(1.09)	(1.94)	(1.69)	(0.49)

(1.09)	(1.94)	(1.69)	(0.49)

(2.99)	4.17	6.29	(24.94)

$ 32.53	$35.52	$31.35	$25.06

(5.53)%	19.91%	32.51%	(48.90)%

$ 50,418	$42,626	$12,603	$5,063

3.02%(d)	4.33%	3.24%	3.49	%(d)
0.55%(d)	0.55%	0.55%	0.55	%(d)
0.55%(d)	0.55%	0.55%	0.55	%(d)
15%	14%	18%	18%

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Semi-Annual (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust consists of four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”), which commenced operations on May 7, 2008. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Cohen & Steers Global Realty Majors Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

14
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NOTES TO FINANCIAL STATEMENTS

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of

15
Semi-Annual (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended November 30, 2011, permanent book and tax differences resulting primarily from differing treatment of foreign currency and in-kind transactions were identified and reclassified among the components of the Fund’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$473,213	$(1,697,434)	$1,224,221

Net investment income and net realized (loss), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2011, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Year of Expiration
2016	2017	2018	Total
$176,692	$809,982	$187,815	$1,174,489

16
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NOTES TO FINANCIAL STATEMENTS

At November 30, 2011, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

ST	LT
$328,726	$500,425

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

	For the Period Ended November 30, 2011	For the Year Ended December 31, 2010
Distributions paid from:
Ordinary income	$ 1,593,186	$ 1,865,795

Total	$ 1,593,186	$ 1,865,795

As of November 30, 2011, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$145,438
Accumulated net realized loss on investments and foreign currency transactions	(2,003,640)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,566,425)
Other Cumulative Effect of Timing Differences	92

Total	$(4,424,535)

The differences between book-basis and tax-basis are primarily due to deferral of losses from wash sales and the differing treatment of certain other investments.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a

17
Semi-Annual (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

“more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008 through November 30, 2011, the Fund’s returns are still open to examination by the appropriate taxing authority.

G. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

18
An ALPS Advisors, Inc. Solution | www.alpsetfs.com | 866.513.5856

NOTES TO FINANCIAL STATEMENTS

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$62,451,267	$–	$–	$62,451,267

TOTAL	$62,451,267	$–	$–	$62,451,267

*For a detailed geographical breakdown, see the accompanying Schedule of Investments.

For the six months ended May 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any subadviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

19
Semi-Annual (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$1,257,852	$875,650

For the six months ended May 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$9,671,084	$610,874

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of May 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$4,649,610
Gross Depreciation (excess of tax cost over value)	(3,598,574)

Net unrealized depreciation	$1,051,036

Cost of investment for income tax purposes	$61,400,231

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

20
An ALPS Advisors, Inc. Solution | www.alpsetfs.com | 866.513.5856

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

21
Semi-Annual (Unaudited) | May 31, 2012

ADDITIONAL INFORMATION
May 31, 2012 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-800-732-0330.

22
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Intentionally Left Blank

Intentionally Left Blank

ALPS
A DST Company

*This report has been prepared for Cohen & Steers Global Realty Majors ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.*

*ALPS Distributors, Inc., distributor for the Cohen & Steers Global Realty Majors ETF.*

*GRI000192*

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

MAY 31, 2012

SEMI-ANNUAL REPORT

An ALPS Advisors, Inc. Solution

www.jamfunds.com	1

PERFORMANCE OVERVIEW
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2012 (Unaudited)

The jefferies | TR/J CRB global Commodity Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The ETF seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB in-The-Ground Global Commodity Equity Index.

For the six-month period ended May 31, 2012, the ETF’s market price decreased 10.24% and its net asset value (“NAV”) decreased 9.79%. Over the same time period the ETF’s benchmark was down 9.45%.

TOP 10 HOLDINGS^ (% of Total Investments)
Exxon Mobil Corp.	6.6%
Monsanto Co.	6.2%
Potash Corp. of Saskatchewan, Inc.	5.0%
Syngenta AG	4.5%
Deere & Co.	4.4%
Chevron Corp.	3.5%
Archer-Daniels-Midland Co.	3.1%
BP Plc	2.0%
Royal Dutch Shell Plc, Class A	2.0%
The Mosaic Co.	2.0%
Total % of Top 10 Holdings	39.3%
^ Future holdings are subject to change

COUNTRY ALLOCATION (% of Total Investments)
United States	40.1%
Canada	16.5%
United Kingdom	9.9%
Switzerland	4.9%
Russia	3.7%
Australia	2.2%
South Africa	2.2%
Netherlands	2.0%
Malaysia	1.6%
France	1.6%
Other	15.3%

AVERAGE ANNUAL TOTAL RETURN as of 5.31.12

	1 Year	Since Inception* Annualized
Jefferies | TR/J CRB Global Commodity Equity Index Fund
NAV	-21.24%	1.44%
Market Price**	-21.38%	1.16%
Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index	-20.77%	2.23%
S&P GSCI Commodity Index	-16.48%	2.06%
S&P 500® Index	-0.41%	10.10%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.

**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS.COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of certain commodities and commodity-related products. S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. S&P 500® Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Index return does not represent fund return. An investor can not invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.12

Comparison of Change in Value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	Semi-Annual Report (Unaudited) | May 31, 2012

DISCLOSURE OF FUND EXPENSES
For the Six Months Ended May 31, 2012 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at December 1, 2011 and held through the period ended May 31, 2012.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/01/11	Ending Account Value 5/31/12	Expense Ratio(a)	Expenses Paid During the Period 12/01/11 - 5/31/12(b)
Jefferies | TR/J CRB Global Commodity Equity Index Fund
Actual	$1,000.00	$902.10	0.65%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

(a)	The Fund’s expense ratio has been based on the Fund’s most recent fiscal half-year expenses.

(b)

The example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

www.jamfunds.com	3

SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2012 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.22%)
Australia (2.20%)
Fortescue Metals Group, Ltd.	30,804	$138,038
Incitec Pivot, Ltd.	192,111	529,200
Newcrest Mining, Ltd.	28,815	696,492
Nufarm, Ltd.	28,018	134,521
Woodside Petroleum, Ltd.	8,602	268,411

		1,766,662

Bermuda (1.25%)
Bunge, Ltd.	16,200	963,900
Sinofert Holdings, Ltd.	212,000	36,604

		1,000,504

Brazil (1.51%)
Companhia Siderurgica Nacional SA, ADR	16,125	104,490
Gerdau SA, ADR	18,893	150,199
Petroleo Brasileiro SA, ADR	22,594	441,939
Vale SA, ADR	27,864	510,190

		1,206,818

Canada (16.41%)
Agnico-Eagle Mines, Ltd.	6,432	240,067
Agrium, Inc.	18,742	1,463,461
Barrick Gold Corp.	37,614	1,473,984
Cameco Corp.	8,214	157,492
Canadian Natural Resources, Ltd.	14,709	421,190
Eldorado Gold Corp.	26,716	295,584
EnCana Corp.	10,505	209,329
First Quantum Minerals, Ltd.	9,728	169,897
Goldcorp, Inc.	30,306	1,103,047
IAMGOLD Corp.	13,732	146,759
Inmet Mining Corp.	2,043	85,602
Ivanhoe Mines, Ltd.*	9,879	92,991
Kinross Gold Corp.	42,752	342,165
New Gold, Inc.*	16,086	141,789
Osisko Mining Corp.*	14,407	107,239
Pan American Silver Corp.	3,433	57,504
Potash Corp. of Saskatchewan, Inc.	101,376	4,003,951
SEMAFO, Inc.	8,956	45,394
Silver Wheaton Corp.	13,268	339,834
Suncor Energy, Inc.	21,995	595,211
Teck Resources, Ltd., Class B	9,671	288,879
TransCanada Corp.	9,845	402,335
Viterra, Inc.	36,240	559,799
Yamana Gold, Inc.	28,045	410,467

		13,153,970

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	448

Security Description	Shares	Value
Chile (0.38%)
Sociedad Quimica y Minera de Chile SA, ADR	5,833	$303,141

China (1.29%)
China BlueChemical, Ltd., Class H*	218,000	150,561
China Petroleum & Chemical Corp., Class H	228,000	203,003
China Shenhua Energy Co., Ltd., Class H	48,500	170,919
Jiangxi Copper Co., Ltd., Class H	28,000	58,880
PetroChina Co., Ltd., Class H	300,000	379,598
Zijin Mining Group Co., Ltd., Class H*	227,000	71,953

		1,034,914

France (1.60%)
Total SA	29,916	1,285,945

Germany (1.17%)
K+S AG	20,409	813,819
ThyssenKrupp AG	7,699	127,037

		940,856

Great Britain (0.04%)
Evraz Plc	6,524	29,652

Hong Kong (0.69%)
China Agri-Industries Holdings, Ltd.	191,000	137,574
CNOOC, Ltd.	228,000	412,470

		550,044

India (0.36%)
Reliance Industries, Ltd., GDR(b)	11,477	277,973
Sterlite Industries India, Ltd., ADR	1,928	12,860

		290,833

Israel (0.97%)
Israel Chemicals, Ltd.	50,554	524,038
The Israel Corp., Ltd.	454	254,857

		778,895

Italy (0.84%)
Eni SpA	35,097	676,973

Japan (0.89%)
INPEX Corp.	31	179,086
JFE Holdings, Inc.	9,900	160,592
Nippon Steel Corp.	113,000	253,625
Sumitomo Metal Industries, Ltd.	72,000	116,610

		709,913

4	Semi-Annual Report (Unaudited) | May 31, 2012

SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2012 (Unaudited)

Security Description	Shares	Value
Jersey (0.61%)
Glencore International Plc	44,100	$231,120
Randgold Resources, Ltd.	3,223	257,707

		488,827

Luxembourg (0.46%)
ArcelorMittal	19,048	263,193
Tenaris SA, ADR	3,379	105,357

		368,550

Malaysia (1.62%)
Genting Plantations BHD	29,900	88,142
IOI Corp., BHD	343,800	569,071
Kuala Lumpur Kepong BHD	49,420	348,398
PPB Group BHD	55,100	295,326

		1,300,937

Mauritius (0.45%)
Golden Agri-Resources, Ltd.	717,000	361,629

Mexico (0.26%)
Grupo Mexico SAB de CV, Series B	79,406	210,012

Netherlands (1.96%)
CNH Global N.V.*	3,239	123,860
Nutreco Holding N.V.	3,854	252,893
Schlumberger, Ltd.	18,900	1,195,425

		1,572,178

Norway (0.98%)
Norsk Hydro ASA	15,800	65,583
Yara International ASA	19,212	723,273

		788,856

Peru (0.40%)
Companhia de Minas Buenaventura SA, ADR	8,183	320,282

Russia (3.66%)
Gazprom OAO, ADR*	83,461	731,536
LUKOIL OAO, ADR*	8,335	432,586
Mechel Steel Group, ADR	1,564	8,305
MMC Norilsk Nickel, ADR*	16,310	241,714
NovaTek OAO, GDR (c)	1,343	127,585
Phosagro OAO, GDR (c)	13,244	117,872
Rosneft Oil Co., GDR*(c)	23,211	142,748
Uralkali, GDR (c)	32,581	1,127,302

		2,929,648

Singapore (1.34%)
Olam International, Ltd.	225,000	290,689
Wilmar International, Ltd.	275,000	780,989

		1,071,678

Security Description	Shares	Value
South Africa (2.15%)
Anglo Platinum, Ltd.	1,743	$96,934
AngloGold Ashanti, Ltd., ADR	14,443	520,815
Gold Fields, Ltd.	24,518	327,019
Harmony Gold Mining Co., Ltd.	13,815	136,370
Impala Platinum Holdings, Ltd.	17,025	266,472
Kumba Iron Ore, Ltd.	1,183	72,545
Sasol, Ltd.	7,170	302,459

		1,722,614

South Korea (0.53%)
POSCO	1,394	427,560

Spain (0.26%)
Repsol YPF SA	13,806	206,211

Switzerland (4.86%)
Syngenta AG	11,147	3,567,499
Transocean, Ltd.	4,913	200,598
Weatherford International, Ltd.*	10,600	127,306

		3,895,403

Taiwan (0.49%)
China Steel Corp.	216,258	202,869
Taiwan Fertilizer Co., Ltd.	81,000	188,334

		391,203

United Kingdom (9.81%)
Anglo American Plc	23,590	715,642
Antofagasta Plc	7,218	111,318
BG Group Plc	46,397	887,294
BHP Billiton Plc	42,027	1,096,102
BP Plc	267,535	1,626,106
Kazakhmys Plc	5,239	53,623
Lonmin Plc	5,049	54,670
Petropavlosk Plc	5,428	30,661
Rio Tinto Plc	26,961	1,153,618
Royal Dutch Shell Plc, Class A	51,683	1,599,503
Xstrata Plc	37,582	533,614

		7,862,151

United States (39.78%)
AGCO Corp.*	11,366	457,027
Alcoa, Inc.	22,155	189,425
Allegheny Technologies, Inc.	2,159	69,347
Allied Nevada Gold Corp.*	2,998	77,768
Anadarko Petroleum Corp.	7,004	427,244
Apache Corp.	5,468	444,986
Archer-Daniels-Midland Co.	76,777	2,447,651
Baker Hughes, Inc.	6,224	259,728
Cameron International Corp.*	3,469	158,499
CF Industries Holdings, Inc.	7,750	1,324,940
Chesapeake Energy Corp.	9,302	157,204
Chevron Corp.	28,079	2,760,446
Cliffs Natural Resources, Inc.	2,964	141,620
Coeur d’Alene Mines Corp.*	2,953	49,906
ConocoPhillips	18,055	941,749
CONSOL Energy, Inc.	3,232	90,755

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SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2012 (Unaudited)

Security Description	Shares	Value
United States (continued)
Corn Products International, Inc.	8,873	$453,322
Deere & Co.	47,652	3,520,053
Devon Energy Corp.	5,295	315,158
EOG Resources, Inc.	3,809	378,234
Exxon Mobil Corp.	66,718	5,246,036
Freeport-McMoRan Copper & Gold, Inc.	19,610	628,304
Halliburton Co.	13,123	394,477
Hecla Mining Co.	9,198	39,091
Hess Corp.	4,603	201,151
Intrepid Potash, Inc.*	6,487	127,340
Kinder Morgan, Inc.	9,700	331,643
Marathon Oil Corp.	9,936	247,506
Monsanto Co.	63,398	4,894,326
The Mosaic Co.	32,774	1,562,664
National Oilwell Varco, Inc.	5,947	396,962
Newmont Mining Corp.	18,413	868,357
Noble Energy, Inc.	2,484	209,799
Nucor Corp.	6,565	234,764
Occidental Petroleum Corp.	11,344	899,239
Peabody Energy Corp.	3,864	90,263
Royal Gold, Inc.	2,116	143,126
Southern Copper Corp.	3,389	96,417
Southwestern Energy Co.*	4,877	136,702
United States Steel Corp.	2,987	60,636
Valero Energy Corp.	7,678	162,006
The Williams Co., Inc.	8,358	255,170

		31,891,041

TOTAL COMMON STOCKS
(Cost $97,491,495)		79,538,348

TOTAL INVESTMENTS (99.22%)
(Cost $97,491,495)		79,538,348

NET OTHER ASSETS AND LIABILITIES (0.78%)		623,737

NET ASSETS (100.00%)		$80,162,085

*  Non-income producing security.

(a) Less than 0.005% of Net Assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $277,973, representing 0.35% of the Fund’s net assets.

(c) These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market value of this security was $1,515,507, representing 1.89% of the Fund’s net assets.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc -	Public Limited Co.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV -A variable capital company.

SpA -	Società Per Azioni is an Italian shared company.

See Notes to Financial Statements.

6	Semi-Annual Report (Unaudited) | May 31, 2012

STATEMENT OF ASSETS & LIABILITIES
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2012 (Unaudited)

ASSETS:
Investments, at value	$79,538,348
Cash	389,502
Foreign currency, at value (Cost $11,449)	11,302
Foreign tax reclaims	48,509
Interest and dividends receivable	220,593

Total Assets	80,208,254

LIABILITIES:
Payable to advisor	46,169

Total Liabilities	46,169

NET ASSETS	$80,162,085

NET ASSETS CONSIST OF:
Paid-in capital	$100,789,961
Undistributed net investment income	468,459
Accumulated net realized loss on investments and foreign currency transactions	(3,140,250)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(17,956,085)

NET ASSETS	$80,162,085

INVESTMENTS, AT COST	$97,491,495

PRICING OF SHARES
Net Assets	$80,162,085
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,000,020
Net Asset Value, offering and redemption price per share	$40.08

See Notes to Financial Statements.

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STATEMENTS OF OPERATIONS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)
INVESTMENT INCOME:
Dividends (b)	$995,445	$2,270,769

Total Investment Income	995,445	2,270,769

EXPENSES:
Investment advisory fee	285,089	760,339

Total Net Expenses	285,089	760,339

NET INVESTMENT INCOME	710,356	1,510,430

Net realized gain/(loss) on investments	(785,457)	7,331,222
Net realized loss on foreign currency transactions	(4,174)	(78,592)
Net change in unrealized depreciation on investments	(9,269,691)	(23,593,900)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(4,790)	(888)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,064,112)	(16,342,158)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,353,756)	$(14,831,728)

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Net of foreign tax withholdings of $71,791 and $143,298, respectively.

See Notes to Financial Statements.

8	Semi-Annual Report (Unaudited) | May 31, 2012

STATEMENTS OF CHANGES IN NET ASSETS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010
OPERATIONS:
Net investment income	$710,356	$1,510,430	$823,825
Net realized gain(loss) on investments and foreign currency transactions	(789,631)	7,252,630	(464,490)
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency	(9,274,481)	(23,594,788)	11,822,126
Net increase/(decrease) in net assets resulting from operations	(9,353,756)	(14,831,728)	12,181,461

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(434,323)	(1,248,722)	(873,185)
Total distributions	(434,323)	(1,248,722)	(873,185)

SHARE TRANSACTIONS:
Proceeds from sale of shares	7,202,489	55,309,332	51,567,090
Cost of shares redeemed	(8,791,669)	(58,690,822)	(22,531,834)
Net increase/(decrease) from share transactions	(1,589,180)	(3,381,490)	29,035,256
Net increase/(decrease) in net assets	(11,377,259)	(19,461,940)	40,343,532

NET ASSETS:
Beginning of period	91,539,344	111,001,284	70,657,752
End of period*	$80,162,085	$91,539,344	$111,001,284

*Including (over)/undistributed net investment income of:	$468,459	$192,426	$(27,176)

Other information:
SHARE TRANSACTIONS:
Beginning shares	2,050,017	2,250,001	1,650,000
Shares sold	150,003	1,050,016	1,150,001
Shares redeemed	(200,000)	(1,250,000)	(550,000)
Shares outstanding, end of period	2,000,020	2,050,017	2,250,001

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2012 (Unaudited)		For the Period January 1, 2011 to November 30, 2011(a)		For the Year Ended December 31, 2010	For the Period Ended September 21, 2009 (inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$44.65		$49.33		$42.82	$39.74

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.36	(b)	0.58	(b)	0.46 (b)	0.12
Net realized and unrealized gain/(loss) on investments	(4.71)		(4.78)		6.54	3.08
Total from Investment Operations	(4.35)		(4.20)		7.00	3.20

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.48)		(0.49)	(0.12)
Total Distributions	(0.22)		(0.48)		(0.49)	(0.12)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.57)		(4.68)		6.51	3.08
NET ASSET VALUE, END OF PERIOD	$40.08		$44.65		$49.33	$42.82

TOTAL RETURN(c)	(9.79)%		(8.56)%		16.60%	8.06%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$80,162		$91,539		$111,001	$70,658

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.62	%(d)	1.29	%(d)	1.09%	1.53	%(d)
Operating Expenses	0.65	%(d)	0.65	%(d)	0.65%	0.65	%(d)
PORTFOLIO TURNOVER RATE(e)	9%		10%		18%	7%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10	Semi-Annual Report (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2012, the Trust consists of four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Jefferies | TR/J CRB Global Commodity Equity Index Fund (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index (the “Underlying Index”).

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NAS-DAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. Corporations. The accounting records of the Fund are maintained in U.S. dollars. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but

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NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended November 30, 2011, permanent book and tax differences resulting primarily from differing treatment of foreign currency and in-kind transactions were identified and reclassified among the components of the Fund’s net assets as follows:

	Undistributed Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ (42,106)	$ (8,114,581)	$ 8,156,687

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2011, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Expiring December 31, 2018
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ 684,426

At November 30, 2011, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

	Short-Term	Long-Term
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ 856,228	$ 177,522

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

12	Semi-Annual Report (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

The tax character of the distributions paid was as follows:

	Period Ended November 30, 2011 Distributions paid from: Ordinary Income	Period Ended December 31, 2010 Distributions paid from: Ordinary Income
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ 1,248,722	$ 873,185

As of November 30, 2011, the components of distributable earnings on a tax basis for the Fund were as follows:

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Undistributed net investment income	$ 192,405
Accumulated Capital (losses)	(1,718,176)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,314,047)
Other Cumulative Effect of Timing Differences	21
Total	$ (10,839,797)

The differences between book-basis and tax-basis are primarily due to the deferral of post-October losses and the differing treatment of certain other investments.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2009 through November 30, 2011, the Fund’s returns will be open to examination by the appropriate taxing authority.

G. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

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NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Jefferies | TR/J CRB Global Commodity Equity Index Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$79,537,900	$448	$–	$79,538,348
TOTAL	$79,537,900	$448	$–	$79,538,348

*	For detailed country descriptions, see the accompanying Schedule of Investments.

For the six months ended May 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$6,488,880	$6,508,353

For the six months ended May 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$7,005,007	$8,553,567

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

14	Semi-Annual Report (Unaudited) | May 31, 2012

NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

As of May 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Gross Appreciation (excess of value over tax cost)	$720,197
Gross Depreciation (excess of tax cost over value)	(19,557,140)
Net Unrealized (Depreciation)	$(18,836,943)

Cost of investments for income tax purposes	$98,375,291

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets & Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

www.jamfunds.com	15

ADDITIONAL INFORMATION
May 31, 2012 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-800-732-0330.

16	Semi-Annual Report (Unaudited) | May 31, 2012

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the ETF.

JEF000479

# ALPS EQUAL Sector Weight ETF

*An ALPS Advisors, Inc. Solution*

## ALPS ETF Trust SEMI-ANNUAL REPORT

*May 31, 2012*

ALPS Equal Sector Weight ETF

ALPS Equal Sector Weight ETF | www.alpsfunds.com

Performance Overview May 31, 2012 (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively the “Underlying Sector ETFs”) that track the Underlying Sector indexes of which the Underlying Index is comprised.

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN as of May 31, 2012

	1 Year	Since Inception Annualized*
ALPS Equal Sector Weight ETF
NAV (Net Asset Value)	-1.34%	16.31%
Market Price**	-1.34%	16.35%
Banc of America Securities Merrill Lynch Equal Sector Weight Index	-3.16%	14.32%
S&P 500® Total Return Index	-0.41%	16.28%
Total Expense Ratio (per the current Prospectus)	0.52%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsfunds.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	The Fund commenced Investment Operations on July 06, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

Semi-Annual Report | May 31, 2012	2

Performance Overview May 31, 2012 (Unaudited)

**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Banc of America Securities Merrill Lynch Equal Sector Weight Index: a U.S. equity index comprised, in equal weights, of nine sub-indices, and is a price-return index.

S&P 500® Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2012:

SECTOR WEIGHTING COMPARISON as of May 31, 2012

	EQL	S&P 500®
Utilities (XLU)	12.1%	3.7%
Consumer Staples (XLP)	11.8	11.4
Healthcare (XLV)	11.6	11.8
Consumer Discretionary (XLY)	11.5	11.3
Technology (XLK)	11.0	23.0
Industrials (XLI)	10.8	10.5
Materials (XLB)	10.7	3.4
Financials (XLF)	10.5	14.3
Energy (XLE)	10.0	10.6

Source: S&P 500®.

SECTOR ALLOCATION as of May 31, 2012

3	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Performance Overview May 31, 2012 (Unaudited)

GROWTH OF $10,000 as of May 31, 2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | May 31, 2012	4

Disclosure of Fund Expenses For the Six Months Ended May 31, 2012 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at December 1, 2011 and held through the period ended May 31, 2012.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/01/11	Ending Account Value 5/31/12	Expense Ratio(a)	Expenses Paid During the Period(b) 12/01/11- 5/31/12
Actual	$1,000.00	$1,049.40	0.34%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	0.34%	$1.72

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

5	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Statement of Investments

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (100.03%)
Consumer Discretionary (11.45%)
Consumer Discretionary Select Sector SPDR Fund	210,537	$ 9,076,250

Consumer Staples (11.84%)
Consumer Staples Select Sector SPDR Fund	277,933	9,383,018

Energy (10.02%)
Energy Select Sector SPDR Fund	124,923	7,942,604

Financials (10.50%)
Financial Select Sector SPDR Fund	593,846	8,319,782

Healthcare (11.57%)
Health Care Select Sector SPDR Fund	253,568	9,166,483

Industrials (10.76%)
Industrial Select Sector SPDR Fund	246,057	8,525,875

Materials (10.74%)
Materials Select Sector SPDR Fund	251,624	8,509,924

Technology (11.01%)
Technology Select Sector SPDR Fund	312,424	8,729,127

Utilities (12.14%)
Utilities Select Sector SPDR Fund	268,394	9,624,609

TOTAL EXCHANGE TRADED FUNDS (Cost $74,967,128)		79,277,672

TOTAL INVESTMENTS (100.03%) (Cost $74,967,128)		79,277,672

NET LIABILITIES LESS OTHER ASSETS (-0.03%)		(21,723)

NET ASSETS (100.00%)		$ 79,255,949

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Semi-Annual Report | May 31, 2012	6

Statement of Assets and Liabilities May 31, 2012 (Unaudited)

ASSETS:
Investments, at value	$79,277,672
Cash	1,954

Total Assets	79,279,626

LIABILITIES:
Payable to advisor	23,677

Total Liabilities	23,677

NET ASSETS	$79,255,949

NET ASSETS CONSIST OF:
Paid-in capital	$74,161,128
Overdistributed net investment income	(52,458)
Accumulated net realized gain on investments	836,735
Net unrealized appreciation on investments	4,310,544

NET ASSETS	$79,255,949

INVESTMENTS, AT COST	$74,967,128

PRICING OF SHARES
Net Assets	$79,255,949
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,150,000
Net Asset Value, offering and redemption price per share	$36.86

See Notes to Financial Statements.

7	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Statements of Operations

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)

INVESTMENT INCOME:
Dividends	$800,260	$833,225

Total Investment Income	800,260	833,225

EXPENSES:
Investment advisory fee	144,758	194,193

Total expenses before reimbursement	144,758	194,193

Expenses reimbursed/waived by: Investment advisor	(11,737)	(15,745)

NET EXPENSES	133,021	178,448

NET INVESTMENT INCOME	667,239	654,777

Net realized gain on investments	958,275	4,757,896
Net change in unrealized appreciation/(depreciation) on investments	1,682,163	(4,697,555)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,640,438	60,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,307,677	$715,118

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

See Notes to Financial Statements.

Semi-Annual Report | May 31, 2012	8

Intentionally Left Blank Page.

For the Six Months Ended May 31, 2012 (Unaudited)
OPERATIONS:
Net investment income	$667,239
Net realized gain on investments	958,275
Net change in unrealized appreciation/(depreciation) on investments	1,682,163
Net increase in net assets resulting from operations	3,307,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(729,223)
Total distributions	(729,223)

SHARE TRANSACTIONS:
Proceeds from sale of shares	20,341,614
Cost of shares redeemed	(5,755,541)
Net increase from share transactions	14,586,073
Net increase in net assets	17,164,527

NET ASSETS:
Beginning of period	62,091,422
End of period*	$79,255,949

* Including (overdistributed)/undistributed net investment income of:	$(52,458)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	1,750,000
Shares sold	550,000
Shares redeemed	(150,000)
Shares outstanding, end of period	2,150,000

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

See Notes to Financial Statements.

Semi-Annual Report | May 31, 2012	10

Statements of Changes in Net Assets

For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010

$654,777	$758,350
4,757,896	298,723
(4,697,555)	5,854,347
715,118	6,911,420

(695,943)	(758,546)
(695,943)	(758,546)

36,054,358	34,389,889
(26,993,801)	(1,539,300)
9,060,557	32,850,589
9,079,732	39,003,463

53,011,690	14,008,227
$62,091,422	$53,011,690

$9,526	$5,557

1,500,000	450,000
1,000,000	1,100,000
(750,000)	(50,000)
1,750,000	1,500,000

11	ALPS Equal Sector Weight ETF | www.alpsfunds.com

	For the Six Months Ended May 31, 2012 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$35.48

INCOME FROM OPERATIONS:

Net investment income	0.32	(b)
Net realized and unrealized gain on investments	1.43
Total from investment operations	1.75

LESS DISTRIBUTIONS:
From net investment income	(0.37)
From capital gains	–
Total distributions	(0.37)
NET INCREASE IN NET ASSET VALUE	1.38
NET ASSET VALUE, END OF PERIOD	$36.86

TOTAL RETURN(c)	4.94%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$79,256

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.71	%(d)
Net investment income excluding reimbursement/waiver	1.68	%(d)
Expenses including reimbursement/waiver	0.34	%(d)
Expenses excluding reimbursement/waiver	0.37	%(d)
PORTFOLIO TURNOVER RATE(e)	2%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Semi-Annual Report | May 31, 2012	12

Financial Highlights For a Share Outstanding Throughout the Periods Presented

For the Period January 1, 2011 to November 30, 2011(a)		For the Year Ended December 31, 2010	For the Period July 7, 2009 (Inception) through December 31, 2009
$35.34		$31.13	$25.04

0.41	(b)	0.68 (b)	0.31
0.18		4.14	6.10
0.59		4.82	6.41

(0.45)		(0.61)	(0.31)
–		–	(0.01)
(0.45)		(0.61)	(0.32)
0.14		4.21	6.09
$35.48		$35.34	$31.13

1.67%		15.67%	25.60%

$62,091		$53,012	$14,008

1.25	%(d)	2.14%	2.60	%(d)
1.22	%(d)	2.11%	2.57	%(d)
0.34	%(d)	0.34%	0.34	%(d)
0.37	%(d)	0.37%	0.37	%(d)
4%		7%	4%

13	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Notes to Financial Statements May 31, 2012 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2012, the Trust consists of four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”), which commenced on July 7, 2009. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Banc of America Securities Merrill Lynch Equal Sector Weight Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the

Semi-Annual Report | May 31, 2012	14

Notes to Financial Statements May 31, 2012 (Unaudited)

NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended November 30, 2011, permanent book and tax differences resulting primarily from in-kind transactions were identified and reclassified among the components of the Fund’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$45,135	$(4,897,183)	$4,852,048

Net investment income and net realized gain, as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

15	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Notes to Financial Statements May 31, 2012 (Unaudited)

At November 30, 2011, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

ST	LT
$16,008	$0

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

	Period Ended November 30, 2011	Period Ended December 31, 2010
Distributions paid from:
Ordinary Income	$695,943	$758,546

Total	$695,943	$758,546

As of November 30, 2011, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$9,526
Accumulated Capital Losses	$(16,008)
Net unrealized appreciation on investments	2,522,849

Total	$2,516,367

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

E. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course

Semi-Annual Report | May 31, 2012	16

Notes to Financial Statements May 31, 2012 (Unaudited)

of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of, and during the period ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the tax years ended December 31, 2009, December 31, 2010, and November 30, 2011, the Fund’s returns are open to examination by the appropriate taxing authority.

F. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

17	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Notes to Financial Statements May 31, 2012 (Unaudited)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 79,277,672	$ –	$ –	$79,277,672

TOTAL	$ 79,277,672	$ –	$ –	$79,277,672

*	For detailed descriptions of the sectors, see the accompanying Statement of Investments.

For the six months ended May 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets. ALPS Distributors, Inc. (“ADI”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Investment Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses,distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

Semi-Annual Report | May 31, 2012	18

Notes to Financial Statements May 31, 2012 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, or any of its affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Purchases	Sales
$ 2,740,647	$ 1,812,699

For the six months ended May 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 18,379,390	$ 4,751,186

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

As of May 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$ 5,081,034
Gross Depreciation (tax cost over value)	$ (944,330)

Net Unrealized Appreciation	$ 4,136,704

Cost of investments for income tax purposes	$ 75,140,968

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions

19	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Notes to Financial Statements May 31, 2012 (Unaudited)

are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

In December 2011, the FASB issued ASU NO. 2011-11 “Disclosures about Offsetting Assets and Liabilites” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Semi-Annual Report | May 31, 2012	20

Additional Information May 31, 2012 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-800-732-0330.

21	ALPS Equal Sector Weight ETF | www.alpsfunds.com

Alerian

An ALPS Advisors, Inc. Solution

# AMLP

## SEMI-ANNUAL REPORT

May 31, 2012

www.alpsfunds.com | 866.513.5856

Performance Overview
May 31, 2012 (Unaudited)

Fund Description

The Alerian MLP ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index. The Fund began trading on August 25, 2010.

The Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation and storage of energy commodities.

Performance Overview

During the six-month period ending May 31, 2012, the Alerian MLP Infrastructure Index (AMZI) gained 2.4% on a total return basis, compared to a 6.2% gain for the S&P 500. During the same period, the Alerian MLP ETF (AMLP) lost 1.5% on a price return basis, but paid out $0.49 in distributions, for a total return of 1.6%.

Master Limited Partnerships (MLPs) posted steady gains through April, but were unable to disconnect from poor broader market performance in May, during which MLPs suffered their worst one-month decline since November 2008. Broader market weakness was tied to concerns over the Euro and the European economy, which also led to a 15% drop in front-month crude oil prices to $88 per barrel. Though MLPs generally do not take title to the commodities that they handle, they are viewed as energy equities by the investment community at large and are consequently susceptible to the headline risk of declining crude oil prices. Despite the aforementioned volatility in their unit prices, midstream energy MLPs continued to generate stable and growing cash flow.

As a testament to the consistency of their cash flow stream, 21 of 25 partnerships owned by AMLP raised their distributions during the period, while the remaining four maintained their distributions from the previous period. Distributions grew quarter-over-quarter by an average of 1.3% and 1.4% during the first and second quarter, respectively, in line with sell-side analyst expectations of 3%-8% distribution growth for 2012. MLPs were active in the capital markets during the period as well, raising $13.7 billion in debt and $17.7 billion in public secondary offerings and private investments in public equity (PIPEs). Five initial public offerings (IPOs) during the period raised a total of $1.3 billion, as compared to five IPOs raising $826 million in the six-month period ending November 30, 2011.

Year-to-date MLP analyst days and industry conferences have highlighted the oversupply of natural gas, how the imbalance will be corrected, as well as how MLPs are adjusting in the current environment. The combination of advances in drilling technology and tapping unconventional shale areas has created a glut in the natural gas markets. Utilization for domestic natural gas storage is above the five-year historical high, and during the 2012 injection season (April 1 through October 31), storage facilities are expected to be full. Until

Semi-Annual | May 31, 2012	1

Performance Overview
May 31, 2012 (Unaudited)

the United States experiences a significant increase in natural gas demand via increases in gas-fired electricity generation, industrial demand, or gas exports, industry analysts forecast natural gas prices to remain below $3.50 per million British thermal unit (MMBtu). In response, producers have shifted their drilling plans away from dry gas areas and into wet gas areas. MLPs have followed suit by focusing their infrastructure development efforts on handling natural gas liquids (NGLs), including the construction of new NGL pipelines stretching the 700 miles between the NGL market hubs of Conway, Kansas, and Mont Belvieu, Texas, as well as new processing plants in Mont Belvieu.

MLPs are also actively trying to find a solution for the lack of propane takeaway capacity in the Marcellus Shale. As liquids-rich production increases over the next few years, the supply of propane – a valuable byproduct of natural gas processing – will outpace local demand. Possible solutions include shipping the propane to Gulf Coast fractionation facilities along a Y-Grade NGL pipeline, or to Northeast terminals, where export capacity is expanding.

Month-to-month volatility in MLP unit prices is likely to continue. This should not, however, discourage investors with a longer-term investment horizon that view MLPs as the way to participate in the build-out of domestic energy infrastructure, connecting areas with takeaway constraints to areas with rising consumption needs. The underlying MLP story continues to be one of growth through organic expansion opportunities and third-party acquisitions, resulting in stable and growing cash flows.

Average Annual Total Returns as of May 31, 2012

	1 Year	Since Inception Annualized*
NAV	5.17%	9.17%
Market Price**	5.04%	9.21%
Alerian MLP Infrastructure Index	8.62%	15.05%

Total Expense Ratio (per the current prospectus) 4.86%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. One cannot invest directly in an index. Index perfor-mance does not reflect fund performance.

*	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the Exchange, of August 25, 2010.

** Market	Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships.

2	www.alpsfunds.com | 866.513.5856

Performance Overview
May 31, 2012 (Unaudited)

Top 10 Holdings* as of May 31, 2012

Enterprise Products Partners LP	10.0%
Kinder Morgan Energy Partners LP	9.4%
Plains All American Pipeline LP	7.6%
Magellan Midstream Partners LP	7.4%
ONEOK Partners LP	7.3%
Energy Transfer Partners LP	7.2%
Enbridge Energy Partners LP	4.8%
Williams Partners LP	4.6%

El Paso Pipeline Partners LP	4.4%
Buckeye Partners LP	4.1%
Percent of Total Investments in Top Ten Holdings:	66.8%

* % of Total Investments.

Holdings are subject to change.

Growth of $10k as of May 31, 2012

Comparison of Change in Value of $10,000 Investment in Alerian MLP ETF and Alerian MLP Infrastructure Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual | May 31, 2012	3

Disclosure of Fund Expenses
May 31, 2012 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at December 1, 2011, and held through the period ended May 31, 2012.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or ex-penses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you deter-mine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expense Ratio(a)	Expenses Paid During the Period 12/1/11 - 5/31/12(b)
Actual	$1,000.00	$1,014.40	0.85%	$4.28

Hypothetical
(5% return be- fore expenses)	$1,000.00	$1,020.75	0.85%	$4.29

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half- year expenses.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

4	www.alpsfunds.com | 866.513.5856

Schedule of Investments
May 31, 2012 (Unaudited)

		Value
Master Limited Partnerships Shares (100.90%)
Energy (1.97%)
Chesapeake Midstream Partners LP	1,648,501	$41,261,980
Exterran Partners LP	1,068,249	21,076,553

		62,338,533

Gathering & Processing (18.67%)
Copano Energy LLC	2,615,874	70,105,423
DCP Midstream Partners LP	1,395,485	54,884,425
MarkWest Energy Partners LP	2,738,618	131,289,347
Targa Resources Partners LP	2,773,409	108,773,101
Western Gas Partners LP	1,808,606	79,741,439
Williams Partners LP	2,771,517	146,613,249

		591,406,984

Natural Gas Pipelines (37.84%)
Boardwalk Pipeline Partners LP	2,999,778	77,844,239
El Paso Pipeline Partners LP	4,279,916	140,424,044
Energy Transfer Partners LP	5,278,652	229,040,710
Enterprise Products Partners LP	6,544,455	319,107,626
ONEOK Partners LP	4,291,453	234,313,334
Regency Energy Partners LP	4,803,708	103,375,796
Spectra Energy Partners LP	1,290,880	40,236,730
TC Pipelines LP	1,329,857	54,524,137

		1,198,866,616

Petroleum Transportation (42.42%)
Buckeye Partners LP	2,765,605	131,421,549
Crosstex Energy LP	1,234,979	19,253,323
Enbridge Energy Partners LP	5,270,620	154,112,929
Genesis Energy LP	2,074,006	59,669,153
Kinder Morgan Energy Partners LP	3,854,554	301,927,215
Magellan Midstream Partners LP	3,430,806	236,073,761
NuStar Energy LP	2,143,116	111,892,086
Plains All American Pipeline LP	3,097,766	243,267,564
Sunoco Logistics Partners LP	2,554,343	86,030,272

		1,343,647,852

Total Master Limited Partnerships Shares
(Cost $3,134,962,243)		3,196,259,985

Semi-Annual | May 31, 2012	5

Schedule of Investments
May 31, 2012 (Unaudited)

Security Description	Shares	Value

Total Investments (100.90%)
(Cost $3,134,962,243)		$3,196,259,985

Net Liabilities Less Other Assets (-0.90%)		(28,628,773)

Net Assets (100.00%)		$3,167,631,212

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnerships.

See Notes to Financial Statements.

6	www.alpsfunds.com | 866.513.5856

Statement of Assets & Liabilities
May 31, 2012 (Unaudited)

Assets:
Investments, at value	$3,196,259,985
Cash	4,232,292
Receivable for shares sold	13,615,099
Deferred tax asset	33,877,180
Income tax receivable	562,053

Total Assets	3,248,546,609

Liabilities:
Payable for investments purchased	13,644,600
Deferred tax liability	64,179,807
Payable to advisor	3,090,990

Total Liabilities	80,915,397

Net Assets	$3,167,631,212

Net Assets Consist Of:
Paid-in capital	$3,117,417,111
Distributions in excess of net investment loss, net of income taxes	(12,831,356)
Accumulated net realized gain on investments, net of income taxes	24,734,368
Net unrealized appreciation on investments, net of income taxes	38,311,089

Net Assets	$3,167,631,212

Investments, At Cost	$3,134,962,243
Pricing of Shares
Net Assets	$3,167,631,212
Shares of beneficial interest outstanding
(Unlimited number of shares authorized, par value $0.01 per share)	201,412,168
Net Asset Value, offering and redemption price per share	$15.73

See Notes to Financial Statements.

Semi-Annual | May 31, 2012	7

Statements of Operations

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)

Investment Income:
Distributions from master limited partnerships	$–	$71,324,489
Less return of capital distributions	–	(71,324,489)

Total Investment Income	–	–

Expenses:
Investment advisory fee	10,982,198	8,693,575

Total Expenses	10,982,198	8,693,575

Net Investment Loss, before Income Taxes	(10,982,198)	(8,693,575)
Income tax benefit	4,119,033	3,251,178

Net Investment Loss	(6,863,165)	(5,442,397)

Realized and Unrealized Gain/(Loss):
Net realized gain on investments, before income taxes	33,513,535	23,993,717
Deferred income tax expense	(12,247,834)	(9,011,335)
Current income tax expense	(311,327)	–

Net realized gain on investments	20,954,374	14,982,382

Net change in unrealized appreciation/(depreciation) on investments, before income taxes	(69,399,704)	95,035,171
Income tax (expense)/benefit	26,015,730	(35,285,113)

Net change in unrealized appreciation/(depreciation) on investments	(43,383,974)	59,750,058

Net Realized and Unrealized Gain/(Loss)	(22,429,600)	74,732,440

Net Increase/(Decrease) in Net Assets from Operations	$(29,292,765)	$69,290,043

(a)	Effective March 7, 2011 the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

        See Notes to Financial Statements.

8	www.alpsfunds.com | 866.513.5856

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)	For the Period August 25, 2010 (Inception) to December 31, 2010

Operations:
Net investment loss	$(6,863,165)	$(5,442,397)	$(525,794)
Net realized gain/(loss) on investments	20,954,374	14,982,382	(973,891)
Net change in unrealized appreciation/(depreciation) on investments	(43,383,974)	59,750,058	21,945,005

Net increase/(decrease) in net assets resulting from operations	(29,292,765)	69,290,043	20,445,320

Distributions To Shareholders:
From net realized gains	–	(10,228,497)	–
Tax return of capital	(82,947,801)	(62,790,879)	(5,380,298)

Total distributions	(82,947,801)	(73,019,376)	(5,380,298)

Share Transactions:
Proceeds from sale of shares	1,566,484,667	1,189,599,389	596,401,556
Cost of shares redeemed	–	(83,949,523)	–

Net increase from share transactions	1,566,484,667	1,105,649,866	596,401,556

Net increase in net assets	1,454,244,101	1,101,920,533	611,466,578

Net Assets:
Beginning of period	1,713,387,111	611,466,578	–

End of period*	$3,167,631,212	$1,713,387,111	$611,466,578

*Including distributions in excess of net investment loss, net of income taxes of:	$(12,831,356)	$(5,968,191)	$(525,794)

Other Information:
Share Transactions:
Beginning shares	107,276,019	38,100,000	–
Shares sold	94,136,149	74,576,019	38,100,000
Shares redeemed	–	(5,400,000)	–

Shares outstanding, end of period	201,412,168	107,276,019	38,100,000

(a)	Effective March 7, 2011 the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

        See Notes to Financial Statements.

Semi-Annual | May 31, 2012	9

Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2012 (Unaudited)	For the Period January 1, 2011 to November 30, 2011(a)	For the Period August 25, 2010 (Inception) to December 31, 2010

Net Asset Value, Beginning of Period	$15.97	$16.05	$15.00

Income From Operations:
Net investment loss(b)	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain on investments	0.29	1.00	1.33

Total from Investment Operations	0.25	0.92	1.30

Less Distributions:
From net realized gains	–	(0.14)(b)	–
From tax return of capital	(0.49)	(0.86)	(0.25)

Total Distributions	(0.49)	(1.00)	(0.25)

Net Increase/(Decrease) In Net Asset Value	(0.24)	(0.08)	1.05

Net Asset Value, End Of Period	$15.73	$15.97	$16.05

Total Return(c)	1.44%	5.93%	8.66%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$3,167,631	$1,713,387	$611,467

Ratios To Average Net Assets:
Ratio of expenses (including net deferred tax expense/benefit) to average net assets(e)	(0.51%)(d)	4.86%(d)	13.56%(d)
Ratio of expenses (including deferred tax benefit) to average net assets(f)	0.53%(d)	0.53%(d)	0.52%(d)
Ratio of expenses (excluding net deferred tax expenses/benefits) to average net assets	0.85%(d)	0.85%(d)	0.85%(d)
Ratio of net investment loss (including deferred tax benefit) to average net assets	(0.53%)(d)	(0.53%)(d)	(0.52%)(d)
Ratio of net investment loss (excluding deferred tax benefit) to average net assets	(0.85%)(d)	(0.85%)(d)	(0.85%)(d)
Portfolio Turnover Rate(g)	6%	10%	12%

(a)	Effective March 7, 2011 the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Includes amount of deferred taxes/benefits for all components of the Statement of Operations.
(f)	Includes amount of deferred tax benefit associated with net investment income.
(g)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

        See Notes to Financial Statements.

10	www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2012 (Unaudited)

1. Organization

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2012, the Trust consists of four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF (the “Fund”), which commenced investment operations on August 24, 2010 and began trading on the exchange on August 25, 2010. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance (before the Fund’s fees and expenses) of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. Significant Accounting Policies

A. Use of Estimates

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

B. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

Semi-Annual | May 31, 2012	11

Notes to Financial Statements
May 31, 2012 (Unaudited)

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

The Fund intends to declare and make quarterly distributions, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended May 31, 2012, the Fund distributed $82,947,801, which was characterized as return of capital from MLP distributions received.

The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger

12	www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2012 (Unaudited)

taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

E. Federal Income Taxation

The Fund is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Index however is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Semi-Annual | May 31, 2012	13

Notes to Financial Statements
May 31, 2012 (Unaudited)

The Fund’s income tax expense/(benefit) consists of the following:

	May 31, 2012

	Current	Deferred	Total

Federal	$290,571	$(16,694,467)	$(16,403,896)

State	20,756	(1,192,462)	(1,171,706)

Total tax expense	$311,327	$(17,886,929)	$(17,575,602)

	November 30, 2011

	Current	Deferred	Total

Federal	$5,304,722	$33,251,895	$38,556,617

State	330,849	2,157,804	2,488,653

Total tax expense	$5,635,571	$35,409,699	$41,045,270

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

	As of May 31, 2012	As of November 30, 2011

Deferred tax assets:

Income recognized from MLP investments	–	$2,494,257
Net operating loss carryforwards	$33,877,180	–

Less Deferred tax liabilities:

Net unrealized gain on investment securities	(64,179,807)	(50,683,811)

Net Deferred tax liability	$(30,302,627)	$(48,189,554)

The net operating loss carryforward of the Fund is available to offset future taxable income and may be available for carryback. The fund has the net operating loss of $90m for the semi-annual period ended May 31, 2012 that is eligible for a 2 year carryback and a 20 year carryforward. This carryforward will expire on November 30, 2032.

Although the Fund currently has a net deferred tax liability, it reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized.

Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

14	www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2012 (Unaudited)

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

	December 1, 2011 to May 31, 2012	January 1 to November 30, 2011

Income tax expense at statutory rate	$(16,403,928)	$38,617,363

State income taxes (net of federal benefit)	(1,191,091)	2,795,518

Change in estimated state deferred rate	–	(320,414)

Other	19,417	(47,197)

Net income tax expense/(benefit)	$(17,575,602)	$41,045,270

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	December 1, 2011 to May 31, 2012	January 1 to November 30, 2011

Unrecognized tax benefit – Beginning	$–	$–

Gross increases – tax positions in prior period	–	–

Gross decreases – tax positions in prior period	–	–

Gross increases – tax positions in current period	–	–

Settlement	–	–

Lapse of statute of limitations	–	–

Unrecognized tax benefit – Ending	$–	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period December 1, 2011 to May 31, 2012, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns

Semi-Annual | May 31, 2012	15

Notes to Financial Statements
May 31, 2012 (Unaudited)

and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax periods ended November 30, 2010 and 2011 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 6 months.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	As of May 31, 2012	As of November 30, 2011

Gross unrealized appreciation – investment securities	$304,363,628	$164,199,507

Gross unrealized depreciation – investment securities	(133,959,428)	(29,342,979)

Net Unrealized appreciation – investment securities	$170,404,200	$134,856,528

Cost basis of investments	$3,025,855,785	$1,629,684,649

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Fund’s investments in master limited partnerships and wash sale adjustments.

F. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs

16	www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2012 (Unaudited)

may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Master Limited
Partnerships Shares	$3,196,259,985	$–	$–	$3,196,259,985

TOTAL	$3,196,259,985	$–	$–	$3,196,259,985

* For detailed descriptions of sectors, see the accompanying Schedule of Investments.

For the six months ended May 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Investment Advisory Fee and Other Affiliated Transactions

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.85% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fee of the Index Provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, other than taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500

Semi-Annual | May 31, 2012	17

Notes to Financial Statements
May 31, 2012 (Unaudited)

for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. Purchases and Sales of Securities

For the six months ended May 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Purchases	Sales
$ 160,175,573	$ 242,776,089

For the six months ended May 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 1,550,205,399	$ –

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own

18	www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2012 (Unaudited)

the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

7. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures About Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Semi-Annual | May 31, 2012	19

Additional Information
May 31, 2012 (Unaudited)

Proxy Voting Policies And Procedures

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

Portfolio Holdings

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http:// www.sec.gov; (2) by calling 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds. com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling 1-800-732-0330.

20	www.alpsfunds.com | 866.513.5856

Alerian

An ALPS Advisors, Inc. Solution

*This report has been prepared for Alerian MLP ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.*

*ALPS Distributors, Inc., distributor for the Alerian MLP ETF.*

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.		Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.		Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.		Controls and Procedures.

	(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.		Exhibits.

	(a)(1)	Not applicable to this Report.

	(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

	(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 6, 2012

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan (Principal Financial Officer)
Treasurer

Date:	August 6, 2012